Debt - Short Term Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short term borrowings	$ 623	$ 25
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Short term borrowings	8	$ 25
Commercial Paper [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 615